Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
25. Valuation and Qualifying Accounts
Valuation and qualifying accounts deducted from assets to which they apply:

				Thousands of
	Millions of yen			U.S. dollars
Allowance for doubtful receivables	2011	2010	2009	2011
Balance at beginning of fiscal period	¥14,941	¥15,330	¥11,470	$180,012
Additions
Charged to costs and expenses	5,307	7,457	7,091	63,940
Charged to other accounts	1,068	957	23	12,867
Deductions	5,523	8,803	3,254	66,542

Balance at end of fiscal period	¥15,793	¥14,941	¥15,330	$190,277

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

				Thousands of
	Millions of yen			U.S. dollars
Valuation allowance for deferred tax assets	2011	2010	2009	2011
Balance at beginning of fiscal period	¥49,081	¥31,420	¥22,435	$591,337
Additions
Charged to costs and expenses	7,596	21,784	19,784	91,518
Charged to other accounts	—	8	587	—
Deductions	19,987	4,131	11,386	240,807

Balance at end of fiscal period	¥36,690	¥49,081	¥31,420	$442,048

Deductions were principally realization or expiration of net operating loss carryforwards.